UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06495
                                                    ----------------------------

       FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED
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               (Exact name of registrant as specified in charter)

                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
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               (Address of principal executive offices) (Zip code)

                               Donald F. Crumrine
                        Flaherty & Crumrine Incorporated
                      301 E. Colorado Boulevard, Suite 720
                               PASADENA, CA 91101
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 626-795-7300
                                                           -------------

                      Date of fiscal year end: NOVEMBER 30
                                              ------------

             Date of reporting period: JULY 1, 2006 - JUNE 30, 2007
                                      -----------------------------

          Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007

FORM N-PX SPREADSHEET*

REGISTRANT NAME:                              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
INVESTMENT COMPANY ACT FILE NUMBER:           811 - 06495
REPORTING PERIOD:                             07/01/2006 - 06/30/2007
REGISTRANT  ADDRESS:                          301 E. Colorado Boulevard, Suite 720, Pasadena, California 91101
NAME OF SERIES (AS APPLICABLE):

                                                                                                             FUND'S VOTE
                                                                                                             FOR OR
                                                                                                             AGAINST
                                                                                                             PROPOSAL, OR
                                                                                                    WHETHER  ABSTAIN;     WHETHER
                                                                                   WHO              FUND     FOR OR       VOTE
                                                                                   PROPOSED         CAST     WITHHOLD     WAS FOR
ISSUER OF         EXCHANGE                                                         MATTER:          VOTE     REGARDING    OR
PORTFOLIO         TICKER                SHAREHOLDER   SUMMARY OF                   ISSUER/          ON       ELECTION     AGAINST
SECURITY          SYMBOL   CUSIP #      MEETING DATE  MATTER VOTED ON              SHAREHOLDER      MATTER   OF DIRECTORS MANAGEMENT
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B704    5/23/2007 Approve directors                     Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B704    5/23/2007 Approve auditor                       Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B704    5/23/2007 Separation of Chairman and CEO        Security
                                                                                        Holder      Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B704    5/23/2007 Financial performance criteria for    Security
                                                  compensation                          Holder      Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B407    5/23/2007 Approve directors                     Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B407    5/23/2007 Approve auditor                       Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B407    5/23/2007 Separation of Chairman and CEO        Security
                                                                                        Holder      Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B407    5/23/2007 Financial performance criteria for    Security
                                                  compensation                          Holder      Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B605    5/23/2007 Approve directors                     Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B605    5/23/2007 Approve auditor                       Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B605    5/23/2007 Separation of Chairman and CEO        Security
                                                                                        Holder      Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B605    5/23/2007 Financial performance criteria for    Security
                                                  compensation                          Holder      Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B506    5/23/2007 Approve directors                     Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B506    5/23/2007 Approve auditor                       Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B506    5/23/2007 Separation of Chairman and CEO        Security
                                                                                        Holder      Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B506    5/23/2007 Financial performance criteria for    Security
                                                  com                                   Holder      Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B308    5/23/2007 Approve directors                     Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B308    5/23/2007 Approve auditor                       Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B308    5/23/2007 Separation of Chairman and CEO        Security
                                                                                        Holder      Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy       XEL      98389B308    5/23/2007 Financial performance criteria for    Security
                                                  com                                   Holder      Yes      Against      For
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin
Power & Light     WIS-P    976826875    5/23/2007 Approve directors                     Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin
Power & Light     WIS-P    976826875    5/23/2007 Approve auditor                       Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Southern
California Edison SCE      842400301    4/26/2007 Approve directors                     Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Southern
California Edison SCE      842400301    4/26/2007 Approve auditor                       Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Scottish Re Group SCT      G73537402    2/23/2007 Increase share capital and other
                                                  amendments                            Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Scottish Re Group SCT      G73537402    2/23/2007 Issue convert.shares that'll
                                                  change control of SCT                 Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Scottish Re Group SCT      G73537402    2/23/2007 Adjourn general meeting if
                                                  not enough votes gotten               Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Public Storage
Inc               PSA      74460D380    5/3/2007  Reorganize from a California
                                                  Corp to Maryland REIT                 Issuer      Yes      Against      Against
---------------------------------------------------------------------------------------------------------------------------------
Public Storage
Inc               PSA      74460D380    5/3/2007  Adjourn/Postpone annual
                                                  meeting if necessary                  Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Public Storage
Inc               PSA      74460D232    5/3/2007  Reorganize from a California
                                                  Corp to Maryland REIT                 Issuer      Yes      Against      Against
---------------------------------------------------------------------------------------------------------------------------------
Public Storage
Inc               PSA      74460D232    5/3/2007  Adjourn/Postpone annual
                                                  meeting if necessary                  Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Public Storage
Inc               PSA      74460D398    5/3/2007  Reorganize from a California
                                                  Corp to Maryland REIT                 Issuer      Yes      Against      Against
---------------------------------------------------------------------------------------------------------------------------------
Public Storage
Inc               PSA      74460D398    5/3/2007  Adjourn/Postpone annual
                                                  meeting if necessary                  Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Public Storage
Inc               PSA      74460D273    5/3/2007  Reorganize from a California
                                                  Corp to Maryland REIT                 Issuer      Yes      Against      Against
---------------------------------------------------------------------------------------------------------------------------------
Public Storage
Inc               PSA      74460D273    5/3/2007  Adjourn/Postpone annual
                                                  meeting if necessary                  Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Pacific G&E       PCG      694308602    4/18/2007 Approve directors                     Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Pacific G&E       PCG      694308602    4/18/2007 Approve auditor                       Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Pacific G&E       PCG      694308503    4/18/2007 Approve directors                     Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Pacific G&E       PCG      694308503    4/18/2007 Approve auditor                       Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Pacific G&E       PCG      694308800    4/18/2007 Approve directors                     Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
Pacific G&E       PCG      694308800    4/18/2007 Approve auditor                       Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
New York
Community Bancorp NYB      649445103    5/30/2007 Approve directors                     Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------
New York
Community Bancorp NYB      649445103    5/30/2007 Approve auditor                       Issuer      Yes      For          For
---------------------------------------------------------------------------------------------------------------------------------

*Complete for each series of the Registrant, as applicable.

                                   SIGNATURES

          Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Registrant FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED


          By (Signature and Title)* /S/ DONALD F. CRUMRINE
                                   ---------------------------------------------
                                   Donald F. Crumrine,  Chief Executive Officer
                                   (Principal Executive Officer)

          Date 08/24/07
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          *Print the name and title of each signing officer under his or her signature.